Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Net book value		$ 680,062	$ 656,219
Additions		11,289,859	363,700
ROU re-measurement		54,723
Disposals and write-downs		(1,327)
Depreciation	[1]	(809,110)	(339,857)
Net book value		11,214,207	680,062
Balance, December 31, 2025
Cost		12,650,363	1,432,043
Accumulated depreciation		(1,436,156)	(751,981)
Net book value		11,214,207	680,062
Land and Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value	[2]	58,749	62,075
Additions	[2]	8,929,870
ROU re-measurement	[2]
Disposals and write-downs	[2]
Depreciation	[1],[2]	(3,326)	(3,326)
Net book value	[2]	8,985,293	58,749
Balance, December 31, 2025
Cost	[2]	8,995,746	65,876
Accumulated depreciation	[2]	(10,453)	(7,127)
Net book value	[2]	8,985,293	58,749
Exploration Equipment and Structures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		343,704	335,433
Additions		177,132	133,217
ROU re-measurement
Disposals and write-downs		(234)
Depreciation	[1]	(164,925)	(124,946)
Net book value		355,677	343,704
Balance, December 31, 2025
Cost		781,922	605,459
Accumulated depreciation		(426,245)	(261,755)
Net book value		355,677	343,704
Computer Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		34,123	64,636
Additions		251,985	29,905
ROU re-measurement
Disposals and write-downs		(1,093)
Depreciation	[1]	(72,205)	(60,418)
Net book value		212,810	34,123
Balance, December 31, 2025
Cost		444,976	220,469
Accumulated depreciation		(232,166)	(186,346)
Net book value		212,810	34,123
Leasehold Improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		96,971	87,541
Additions			75,800
ROU re-measurement
Disposals and write-downs
Depreciation	[1]	(45,818)	(66,370)
Net book value		51,153	96,971
Balance, December 31, 2025
Cost		295,610	295,611
Accumulated depreciation		(244,457)	(198,640)
Net book value		51,153	96,971
Right of Use Assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value	[3]	146,515	106,534
Additions	[3]	1,930,872	124,778
ROU re-measurement	[3]	54,723
Disposals and write-downs	[3]
Depreciation	[1],[3]	(522,836)	(84,797)
Net book value	[3]	1,609,274	146,515
Balance, December 31, 2025
Cost	[3]	2,132,109	244,628
Accumulated depreciation	[3]	(522,835)	(98,113)
Net book value	[3]	$ 1,609,274	$ 146,515

[1]	Depreciation Depreciation expense for year ended December 31, 2025 of $809,110 (year ended December 31, 2024 - $339,857), was recognized within exploration and evaluation expenses and general and administration expenses in the consolidated statement of operations and comprehensive loss (See Note 22 (a),(b)).
[2]	Lands In September 2025, the Company completed two land acquisitions within the Guayabales Project area. These acquisitions consolidate ownership of areas strategically located for the future infrastructure and operational development of the Apollo discovery. Land additions include the following: ▪ On September 12, 2025, the Company entered into an agreement to purchase land for total consideration of $2,562,014. The liability was fully settled in October 2025. ▪ On September 18, 2025, the Company entered into a four-year agreement to acquire land with fixed terms of payment for a total consideration of $6,000,000. The present value of the total consideration is determined to be $5,307,846 using a discount rate of 9.50% for the period 2025–2029. Accordingly, land has been recognized at this amount, with a corresponding financial liability recorded (refer to Note 14). ▪ On October 30, 2025, the Company entered into an agreement to purchase land for total consideration of $457,993. The liability was fully settled in October 2025. ▪ On December 17, 2025, the Company entered into an agreement to purchase land for total consideration of $389,904. The liability will be fully settled in April 2026.
[3]	Right of use assets (ROU) Right of use assets as at December 31, 2025, are comprised of one vehicle lease agreement for multiple vehicles with an initial term of 3 years, two warehouse leases, each one with an initial term of 3 years, one administrative office lease with an initial term of 1 year, renewable for additional 1-year terms, a second administrative office lease with an initial term of 2 years, renewable for additional 1-year terms, and a third corporate office lease with an initial term of sixty-three-month. The value of additions is determined as the present value of lease payments at the inception of the lease (See Note 13). ROU additions include the following: ▪ On January 1st, 2025, the Company entered into a three-year agreement to lease multiple vehicles for a total present value of $1,053,157. ▪ On August 1st, 2025, the Company entered into a sixty-three-month lease agreement to lease a corporate office in Miami for a total present value of $618,636. ▪ On December 22nd, 2025, the Company entered into a two-year agreement to lease a new administrative office in Medellin for a total present value of $259,079.